Equity	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Equity
27	Equity

(a)	Capital
On January 13, 2021, the Company carried out a share split of 117:1 (one hundred and seventeen for one). As a result, the share capital previously represented by 1,000,000 common shares, with a par value of US$ 0.001 each, totaling US$ 1 (one thousand dollars) was increased to 117,000,000 common shares. The share split has been applied retrospectively to all figures in the consolidated financial statements and notes regarding the number of shares and per share data as if the share split had been in effect for all years presented.
The
Company’s
Memorandum and Articles of Association
 (“Articles of Association”)
authorizes the issuance of up to US$100,000, consisting of 1,000,000,000 shares of par value US$0.0001. Of those authorized shares, (i) 500,000,000 are designated as Class A common shares, (ii) 250,000,000 are designated as Class B common shares, and (iii) 250,000,000 are as yet undesignated and may be issued as common shares or shares with preferred rights. Class B common shares are entitled to 10 votes per share and Class A common shares are entitled to one vote per share.
The Company currently has a total of 147,192,930 common shares issued and outstanding, 54,247,500 Class A common shares, beneficially owned by investors who purchased in the initial public offering and Blackstone (taken together). 92,945,430 Class B common shares beneficially owned by Patria Holdings Ltd. and Moneda’s former partners as a result of the business combination transaction (note 28).

Conversion
The outstanding Class B common shares are convertible at any time as follows: (1) at the option of the holder, a Class B common share may be converted at any time into one Class A common share or (2) upon the election of the holders of a majority of the then-outstanding Class B common shares, all outstanding Class B common shares may be converted into a like number of Class A common shares. In addition, each Class B common share will convert automatically into one Class A common share upon any transfer, whether or not for value, except for certain transfers described in the Articles of Association, including transfers to affiliates, transfers to and between trusts solely for the benefit of the shareholder or its affiliates, and partnerships, corporations and other entities exclusively owned by the shareholder or its affiliates. Furthermore, each Class B common share will convert automatically into one Class A common share and no Class B common shares will be issued thereafter if, at any time, the total number of the issued and outstanding Class B common shares is less than 10% of the total number of shares outstanding.
Restrictions on transfer
Shareholders

of the Company who held shares upon completion of the IPO and existing shareholders have agreed to lock-up agreements that restrict shareholders, subject to specified exceptions, from selling or otherwise disposing of any shares for a period of 180 days after the date of the IPO without the prior consent of the representatives for the underwriters. However, the underwriters may, at their discretion and without notice, release all or any portion of the shares from the restrictions in any of the lock-up agreements described above.

In addition, each of Patria Holdings’ shareholders (which include entities beneficially owned by the founders of the Company and certain of the Company’s
directors and executive officers) have agreed to lock-up restrictions that restricts the sale of shares in Patria Holdings for a period of five years from the consummation of the IPO
, except for lock-up restrictions applicable to shares beneficially owned by certain key management, which terminates in 2024. Any exception to these restrictions would require an amendment or waiver of such limitations among the shareholders of Patria Holdings.
Furthermore, each of Moneda’s former partners entered into a pledge, security, control and lock-up agreement, or the “Moneda Lock-Up Agreement” that restrict Moneda’s former partners from (1)(A) offering, pledging, assigning, selling or otherwise disposing any shares, (B) publicly disclosing the intention to make any offer, pledge, assignment, sale, loan, conversion or disposition or (C) converting any such Class B common shares into Class A common shares, (2) enter into any derivative transaction, swap or other agreement that transfers, in whole or in part, any of the economic consequences of ownership, in whole or in part, directly or indirectly, of such shares, or (3) make any demand for the registration of any shares; held by such persons during the period beginning on fifth anniversary of the acquisition date (December 1, 2021) of the Moneda acquisition and ending on the earlier of (a) the date on which Moneda’s former partners cease to be employed by the Group or any of its affiliates, including any Moneda entity, and (b) the 60th day after the expiration of the relevant tax statute of limitations, with respect to 50% of the relevant collateral shares.
As of December 31, 2021 and December 31, 2020, the issued share capital was distributed as follows:

	2021		2020
	Shares	Capital (US$)	Shares	Capital (US$)
Total	147,192,930	14,720	117,000,000	1,000

Class A	54,247,500	5,425	—	—

Class B	92,945,430	9,295	117,000,000	1,000

19,147,500 Class A common shares were issued as part of the IPO (refer to note 1) and 11,045,430
Class B common shares were issued to Moneda’s former partners as part of the business combination transaction (refer to note 28).

(b)	Additional paid-in capital
The Additional
Paid-in
Capital amounts recorded as of December 31, 2021 and December 31, 2020 were demonstrated below:

	2021	2020
Class A	299,078	623
Class B	186,102	934

Total	485,180	1,557

Net proceeds from issuance of Class A
common
shares through the IPO amounted to US$ 302.7 million after deducting IPO transaction costs incurred in the direct issuance of equities of US$ 27 million. Further IPO cash transactional costs of US$4.3 million were incurred (including non-cash
expenses of US$ 1.1
million). Additional Class B
 common
shares issued as consideration for the Moneda business combination amounted to
 US$ 184.8 million.

(c)	Dividends
In January 2021, the Company paid US$ 23,259
 related to 2020 dividends to Patria Holdings Ltd. and Blackstone. The shareholders received US
$ 21,100 and US$ 2,159, respectively.
Dividends declared and paid by the Group to the Company’s shareholders for the year ended December 31, 2021, 2020 and 2019 were:

Shareholder	2021		2020		2019
		US$*		US$*		US$*
Class A	38,462	0.7090	—	—	—	—
Class B	58,067	0.6247	84,188	0.7196	46,397	0.3966

Total	96,529	0.6558	84,188	0.7196	46,397	0.3966

(*)	Per thousand shares after share split, see note 27(a).
Prior to the IPO, dividends were paid on a disproportional basis using a predetermined formula that considers adjusted net income and other adjustments agreed to by the shareholders in the Group’s previous shareholders agreement valid at that time. For the year ended December 31, 2021, dividends were declared and paid to shareholders on a pro-rata
basis.
(d)	Share based incentive plan
The establishment of the first equity incentive program (“IPO grant” or “share based incentive plan”) under the LTIP pursuant to the completion of the IPO registration was approved at the board of director’s meeting on May 19, 2021. The defined maximum number of shares under the IPO grant should not exceed
410,115
 (289,183 PSUs on grant date and
120,932
to be further issued subject to the boost grant requirements being met) of the issued and outstanding shares of the Company. As of December 31, 2021, the outstanding number of Performance Restricted Units (“PSU”), convertible into Class A common shares, granted under the share based incentive plan was
210,314
 PSUs (78,869 PSUs forfeited following the resignation of certain participants of the IPO grant) to be settled at the vesting date.

Set out below is summary of PSU activity for the year ended December 31, 2021.

PSUs
Outstanding, December 31, 2020	—

Granted	289

Forfeited	(79)

Outstanding, December 31, 2021	210
The table above reflects the PSU activity in the year. No shares were exercised, expired or vested during the year covered by the above table.
For the period ended December 31 2021, total PSU cumulative expenses were US$ 764 and the intention of the Committee as of December 31, 2021 was to settle any future vesting through delivery of Class A common shares to participants.
The original weighted-average fair value of PSU shares at the grant date of January 22, 2021 is US$ 15.95, calculated based on the Monte Carlo model, which incorporates the effects of the performance conditions on the fair value. Dividends were not considered separately in the model since the participants are compensated with more shares when dividends are distributed during the vesting period and because the Total Shareholder Return (“TSR”) performance condition already considers dividends distributed as part of the calculation.

(e)	Earnings per share (basic and diluted)
Basic earnings per share have been calculated based on the consolidated profit for the year attributable to the holders of the Company’s common shares.

Diluted earnings per share are impacted by the share incentive plan as disclosed under note 27 (d). The dilutive effect is dependent on whether vesting conditions are deemed to be met as of the reporting date.
As of December 31, 2021, the
TSR performance condition was not met.

The Group has assessed the potential dilution on earnings per thousand shares based on issuing Class A common shares rather than cash to potentially settle any contingent consideration payable per Moneda business combination purchase agreement (note 28). Events to satisfy the net revenue growth and net income margin conditions related to the contingent consideration have not yet occurred.
There are no further outstanding financial instruments or agreements convertible into potentially dilutive common shares in the reporting years.

	2021	2020	2019
Net income for the year attributable to the Owners of the Company	122,476	62,209	58,539
Basic and diluted weighted average number of shares	135,983,968	117,000,000	117,000,000
Basic and diluted earnings per thousand shares	0.90066	0.53170	0.50033

(f)	Adjustments regarding the initial application of IFRS 16
On January 1, 2019 the Group recognized an increase of US$ 714 on retained earnings due to the adoption of IFRS 16 as described in note 4 (l).

(g)	Cumulative Translation Adjustments
The Company translates the financial information of its subsidiaries from their functional currency to U.S. dollars, which is the Company’s and the Group’s presentation currency. The effects of the translation are accounted for and presented on Equity under the caption “Cumulative Translation Adjustments”.

(h)	Non-controlling interests
The Group’s subsidiary with non-controlling interests as of December 31, 2020 was Patria Investimentos Ltda. This entity has share capital consisting solely of ordinary shares.

		Equity(*)		Income (Loss) (*)
	Interest	2021	2020	2021	2020
Non-controlling interest in Patria Investimentos Ltda.	49%	—	1,758	(1,285)	(369)

*	Commencing June 1, 2021 the Company now holds 100% of Patria Investimentos Ltda as discussed under note 5(o)